Property and Equipment	6 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

As of December 31, 2022 and June 30, 2022, property and equipment consisted of the following:

	As of December 31,	As of June 30,
	2022	2022
Leasehold improvement	$988,076	$17,394
Building	480,198	-
Office equipment	116,697	85,939
	1,584,971	103,333
Less: accumulated depreciation	(77,401)	(31,570)
	$1,507,570	$71,763

Depreciation expenses were $46,195 and $18,841 for the six months ended December 31, 2022 and the six months ended December 31, 2021, respectively.